Employee Benefits - Summary of Weighted Average Assumptions Used to Determine Pension Benefits of Defined Benefit Pension Plans (Detail)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Defined Benefit Plans [Line Items]
Rate of increase in compensation	6.00%	6.00%	6.00%
Discount rate	7.30%	5.80%	5.30%
Investment property [member] | Smart and Subsidiaries [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Rate of increase in compensation	7.30%	5.00%	5.00%
Discount rate	6.00%	5.80%	5.20%